Financial Instruments Designated at Fair Value Through Profit or Loss - Fair Value Of Financial Assets And Liabilities Designated At Fair Value Through Profit Or Loss And Their Changes In Fair Value (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018		Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 12	[1]	$ 13
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value	12		13
Cumulative change in FV			11
Loans assets [member]
Disclosure of detailed information about financial instruments [line items]
Change in Fair value			(205)
Cumulative change in FV			(197)
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	8,188		4,663
Change in Fair value	869		103
Cumulative change in FV	$ 778		$ (91)

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).